Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Gain) Loss recognized in net earnings:
(Gain) Loss on contingent consideration asset	$ (900)	$ 5,100	$ (6,800)
Loss reclassified from AOCL to net earnings
Cash flows related to settlement of interest rate swaps	(12,700)	(26,800)	(21,800)
Interest rate swaps
Loss reclassified from AOCL to net earnings
Cash flows related to settlement of interest rate swaps	$ (12,722)	$ (26,758)	$ (21,789)
Interest expense | Reclassification out of Accumulated Other Comprehensive Income
Loss reclassified from AOCL to net earnings
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest expense	Interest expense	Interest expense
Depreciation and amortization/Interest expense	$ 0	$ 200	$ 300
Depreciation and amortization | Reclassification out of Accumulated Other Comprehensive Income
Loss reclassified from AOCL to net earnings
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Depreciation and amortization	Depreciation and amortization	Depreciation and amortization
Depreciation and amortization/Interest expense	$ 1,000	$ 1,000	$ 1,000
Interest rate swaps
(Gain) Loss recognized in net earnings:
Gain loss on fair value	(120,600)	(14,000)	36,400
Derivative put instrument
(Gain) Loss recognized in net earnings:
Gain loss on fair value	$ 0	$ (100)	$ (900)